Loans (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contract	Dec. 31, 2012 contract	Dec. 31, 2011 contract	Dec. 31, 2010
Financing Receivable, Net	$ 464,680	$ 314,120
Provision for loan losses relating to loans that were modified in troubled debt restructurings	54	33	305
Financing Receivable Modifications Number Of Contracts 2	7	14	8
Loans and Leases Receivable, Related Parties	1,398	739	860	756
Fixed Rate Loans [Member]
Financing Receivable, Net	163,891	137,001
Reduced Interest and Principal [Member]
Financing Receivable Modifications Number Of Contracts 2		2
Reduced Interest Rate [Member]
Financing Receivable Modifications Number Of Contracts 2		2
Reduced Principal [Member]
Financing Receivable Modifications Number Of Contracts 2		1	4
Reduced Principal [Member] | Multifamily real estate [Member]
Financing Receivable Modifications Number Of Contracts 2			3
Change in Servicer [Member]
Financing Receivable Modifications Number Of Contracts 2		2
Change in Credit Agreement [Member]
Financing Receivable Modifications Number Of Contracts 2		1
Extended Maturity [Member]
Financing Receivable Modifications Number Of Contracts 2	2	2
Advanced Funds to Pay Real Estate Taxes [Member]
Financing Receivable Modifications Number Of Contracts 2	1
Re-Appraisal and Charge-Down [Member]
Financing Receivable Modifications Number Of Contracts 2	1
Accomodation And Food Service [Member]
Credit concetrations percent in excess to loans	5.00%	5.00%
Financing Receivable, Net	34,892	25,067
Construction [Member]
Credit concetrations percent in excess to loans		5.00%
Financing Receivable, Net		16,828
Manufacturing [Member]
Credit concetrations percent in excess to loans		5.00%
Financing Receivable, Net		21,862
Agriculture [Member]
Credit concetrations percent in excess to loans		5.00%
Financing Receivable, Net		$ 14,544